UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	12/31/15

Date of reporting period:	09/30/15

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	53.2%
U.S. Government Obligations	27.0%
Foreign Stocks & ADR’s	1.9%
Cash and Other	17.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	1.7%
Cisco Systems, Inc.	1.5%
Apple, Inc.	1.5%
Wells Fargo & Co.	1.5%
Visa, Inc.	1.4%
Canadian National Railway Co.	1.3%
The Travelers Cos., Inc.	1.3%
Texas Instruments, Inc.	1.3%
McDonald’s Corp.	1.3%
Medtronic PLC	1.3%
Total of Net Assets	14.1%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	4.4%
FNMA AL5718	3.50%	09/01/44	4.3%
FHLMC Q29056	4.00%	10/01/44	3.9%
FHLMC G05624	4.50%	09/01/39	3.7%
FHLMC J22900	2.50%	03/01/28	2.4%
FHLMC Q29260	4.00%	10/01/44	2.2%
FNMA AD9193	5.00%	09/01/40	1.6%
FNMA 725423	5.50%	05/01/34	1.6%
FNMA 725610	5.50%	07/01/34	1.5%
FNMA TBA 15 YR	2.50%	10/19/30	1.4%
Total of Net Assets			27.0%

Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at September 30, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 27.0%
U.S. Government Agency Obligations 27.0%
Federal Home Loan Mortgage Corporation 12.2%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	358 M	$368,480
30-Year:
FHLMC G05624
4.5%, 09/01/39	520 M	567,632
FHLMC Q29260
4%, 10/01/44	318 M	339,945
FHLMC Q29056
4%, 10/01/44	558 M	596,155
		1,503,732
Total Federal Home Loan Mortgage Corporation		1,872,212

Federal National Mortgage Association 14.8%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR
2.5%, 10/19/30(a)	210 M	214,167
30-Year:
FNMA 725423
5.5%, 05/01/34	221 M	248,533
FNMA 725610
5.5%, 07/01/34	204 M	229,825
FNMA AD9193
5%, 09/01/40	227 M	251,664
FNMA AT2016
3%, 04/01/43	665 M	676,510
FNMA AL5718
3.5%, 09/01/44	621 M	651,741
		2,058,273
Total Federal National Mortgage Association		2,272,440
Total U.S. Government Obligations (Cost $4,097,227)		4,144,652

	Shares
Domestic Common Stocks 53.2%
Consumer Discretionary 5.2%
Bed Bath & Beyond, Inc.*	910	$51,888
Comcast Corp.	3,000	171,720
Gap, Inc.	2,000	57,000
Macy’s, Inc.	1,000	51,320
McDonald’s Corp.	2,000	197,060
Omnicom Group, Inc.	1,000	65,900
Time Warner, Inc.	1,000	68,750
TJX Cos., Inc.	2,000	142,840
		806,478
Consumer Staples 3.9%
CVS Health Corp.	1,500	144,720
Kraft Heinz Co.	1,000	70,580
McCormick & Co., Inc.	1,000	82,180
PepsiCo, Inc.	1,000	94,300
Philip Morris Int’l., Inc.	1,000	79,330
Procter & Gamble Co.	1,800	129,492
		600,602

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Energy 3.6%
Chevron Corp.	800	$63,104
EOG Resources, Inc.	2,000	145,600
ExxonMobil Corp.	1,500	111,525
Noble Energy, Inc.	3,000	90,540
Schlumberger Ltd.	2,000	137,940
		548,709
Financials 9.8%
ACE Ltd.	1,000	103,400
American Express Co.	2,000	148,260
CME Group, Inc.	1,000	92,740
Discover Financial Services	2,000	103,980
JPMorgan Chase & Co.	2,500	152,425
McGraw-Hill Financial, Inc.	1,700	147,050
MetLife, Inc.	2,000	94,300
Morgan Stanley	3,000	94,500
PNC Financial Services Group, Inc.	1,500	133,800
The Travelers Cos., Inc.	2,000	199,060
Wells Fargo & Co.	4,500	231,075
		1,500,590
Health Care 9.4%
Amgen, Inc.	1,000	138,320
Becton Dickinson & Co.	1,000	132,660
Bristol-Myers Squibb Co.	2,500	148,000
Eli Lilly & Co.	2,000	167,380
Gilead Sciences, Inc.	800	78,552
Johnson & Johnson	1,000	93,350
Medtronic PLC	2,912	194,929
Merck & Co., Inc.	3,500	172,865
Stryker Corp.	500	47,050
UnitedHealth Group, Inc.	1,000	116,010
Zimmer Biomet Holdings, Inc.	700	65,751
Zoetis, Inc.	2,000	82,360
		1,437,227
Industrials 4.6%
Boeing Co.	800	104,760
Canadian National Railway Co.	3,600	204,336
General Dynamics Corp.	500	68,975
Honeywell Int’l., Inc.	1,000	94,690
Tyco Int’l. Plc	2,000	66,920
United Technologies Corp.	1,000	88,990
Verisk Analytics, Inc.*	1,000	73,910
		702,581
Information Technology 13.8%
Accenture PLC	1,500	147,390
Altera Corp.	1,500	75,120
ANSYS, Inc.*	1,000	88,140
Apple, Inc.	2,100	231,630
Check Point Software Technologies Ltd.*	2,000	158,660
Cisco Systems, Inc.	9,000	236,250
Cognizant Technology Solutions Corp.*	1,500	93,915
EMC Corp.	5,000	120,800
Google, Inc. Cl C*	200	121,684
Microsoft Corp.	6,000	265,560
Seagate Technology PLC	1,800	80,640
Synopsys, Inc.*	2,000	92,360
Texas Instruments, Inc.	4,000	198,080
Visa, Inc.	3,000	208,980
		2,119,209
Materials 1.1%
EI Du Pont de Nemours & Co.	1,500	72,300
Praxair, Inc.	1,000	101,860
		174,160
Telecommunication Services 1.4%
Rogers Communications, Inc.	2,500	86,200
Verizon Communications, Inc.	3,000	130,530
		216,730
Utilities 0.4%
Edison Int’l.	1,000	63,070
Total Domestic Common Stocks (Cost $4,700,961)		8,169,356

Foreign Stocks & ADR’s 1.9%
Mexico 0.4%
America Movil SAB de CV ADR	4,000	66,200

Netherlands 1.1%
Unilever NV ADR	4,000	160,800

Switzerland 0.4%
Roche Holding AG ADR	2,000	65,910
Total Foreign Stocks & ADR’s (Cost $315,322)		292,910

Institutional Money Market Funds 19.1%
State Street Institutional US Government Money Market Fund (Cost $2,934,258)	2,934,258	2,934,258
Total Investments 101.2% (Cost $12,047,768)†		15,541,176
Excess of Liabilities Over Other Assets (1.2)%		(184,136)
Net Assets 100.0%		$15,357,040

*	Non-income producing.

†

Cost for federal income tax purposes is $12,047,768. At September 30, 2015 unrealized appreciation for federal income tax purposes aggregated $3,493,408 of which $3,596,406 related to appreciated securities and $102,998 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at September 30, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	11.2%
1 yr. to 2.99 yrs.	11.2%
3 yrs. to 3.99 yrs.	7.4%
4 yrs. to 5.99 yrs.	25.2%
6 yrs. to 7.99 yrs.	38.1%
8 yrs. and over	6.9%

Average Effective Duration (for all Fixed Income Holdings) 5.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AR9195	3.00%	03/01/43	5.2%
FHR 3859 JB	5.00%	05/15/41	4.6%
FNMA TBA 15 YR	2.50%	10/19/30	3.5%
Ericsson LM	4.125%	05/15/22	2.9%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.8%
FHLMC Q02664	4.50%	08/01/41	2.8%
FNMA TBA 30 YR	3.50%	10/14/45	2.6%
Methanex Corp.	5.25%	03/01/22	2.4%
FHLMC Q29260	4.00%	10/01/44	2.4%
FHLMC Q29056	4.00%	10/01/44	2.3%
Total of Net Assets			31.5%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 35.8%
U.S. Government Agency Obligations 35.8%
Federal Home Loan Mortgage Corporation 14.3%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,785,122
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	974 M	1,064,310
FHLMC Q02664
4.5%, 08/01/41	1,548 M	1,679,240
FHLMC Q29260
4%, 10/01/44	1,362 M	1,454,207
FHLMC Q29056
4%, 10/01/44	1,303 M	1,391,029
FHLMC G08637
4%, 04/01/45	271 M	289,449
		5,878,235
Total Federal Home Loan Mortgage Corporation		8,663,357

Federal National Mortgage Association 19.2%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR
2.5%, 10/19/30(a)	2,100 M	2,141,672

30-Year:
FNMA 725423
5.5%, 05/01/34	830 M	935,269
FNMA 725610
5.5%, 07/01/34	755 M	851,204
FNMA AD9193
5%, 09/01/40	757 M	838,882
FNMA AR9195
3%, 03/01/43	3,072 M	3,125,927
FNMA AT2016
3%, 04/01/43	848 M	862,550
FNMA AL5718
3.5%, 09/01/44	769 M	807,380
FNMA TBA 30YR
3%, 10/14/45(a)	500 M	507,023
FNMA TBA 30 YR
3.5%, 10/14/45(a)	1,500 M	1,565,391
		9,493,626
Total Federal National Mortgage Association		11,635,298

Government National Mortgage Corporation 2.3%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	44 M	44,235

30-Year:
GNMA II 005175
4.5%, 09/20/41	1,272 M	1,383,998
Total Government National Mortgage Corporation		1,428,233
Total U.S. Government Obligations (Cost $21,524,834)		21,726,888
Domestic Corporate Bonds 61.0%

Basic Industry 7.1%
Alfa SAB de CV
5.25%, 03/25/24(b)	930 M	953,250
Allegheny Technologies, Inc.
6.625%, 08/15/23	44 M	38,060
Barrick Gold Corp.
4.1%, 05/01/23	270 M	241,926
CF Industries, Inc.
3.45%, 06/01/23	600 M	571,662
Methanex Corp.
5.25%, 03/01/22	1,370 M	1,461,168
Monsanto Co.
2.85%, 04/15/25	615 M	564,382
Packaging Corp of America
3.65%, 09/15/24	400 M	397,558
Steel Dynamics, Inc.
5.5%, 10/01/24	65 M	59,759
		4,287,765
Capital Goods 0.2%
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	45 M	43,650

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
TransDigm, Inc.
6.5%, 07/15/24	115 M	$108,658
		152,308
Communications 11.1%
21st Century Fox America, Inc.
3.7%, 09/15/24	800 M	803,677
American Tower Corp.
4%, 06/01/25	885 M	865,584
Bankrate, Inc.
6.125%, 08/15/18(b)	275 M	269,500
British Sky Broadcasting Group
3.75%, 09/16/24(b)	800 M	790,348
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	115 M	106,159
Digicel Ltd.
6%, 04/15/21(b)	200 M	182,500
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,315,764
Intelsat Jackson Holdings SA
6.625%, 12/15/22	150 M	117,750
Level 3 Financing, Inc.
5.375%, 08/15/22	240 M	234,300
Rogers Communications, Inc.
4.1%, 10/01/23	830 M	858,442
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,187,922
		6,731,946
Consumer Cyclical 5.6%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	875 M	884,706
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	162 M	160,785
Chrysler Group LLC
8.25%, 06/15/21	171 M	181,893
Ford Motor Credit Co., LLC
3.664%, 09/08/24	1,115 M	1,084,615
Scientific Games Int’l. Inc
10%, 12/01/22	100 M	87,500
Toll Brothers Finance Corp.
5.875%, 02/15/22	85 M	91,588
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	945 M	942,902
		3,433,989
Consumer Non-Cyclical 5.6%
Actavis Funding SCS
3%, 03/12/20	250 M	250,906
3.8%, 03/15/25	350 M	339,262
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	230 M	235,453
Diamond Foods, Inc.
7%, 03/15/19(b)	55 M	56,684
Laboratory Corp of America Holdings
3.6%, 02/01/25	695 M	674,401
Pernod Ricard SA
4.45%, 01/15/22(b)	1,010 M	1,062,687
Quest Diagnostics, Inc.
3.5%, 03/30/25	550 M	535,336
US Foods, Inc.
8.5%, 06/30/19	177 M	183,638
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	48 M	49,080
		3,387,447
Energy 6.5%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	221 M	223,422
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	195 M	195,801
EQT Midstream Partners LP
4%, 08/01/24	800 M	707,741
Nabors Industries, Inc.
5.1%, 09/15/23	710 M	627,744
Oceaneering Int’l. Inc
4.65%, 11/15/24	750 M	715,132
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,037,602
Southwestern Energy Co.
4.95%, 01/23/25	500 M	445,781
		3,953,223
Financials 4.6%
Brookfield Asset Management, Inc.
4%, 01/15/25	990 M	987,743
Jefferies Finance LLC
7.5%, 04/15/21(b)	50 M	46,937
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	425 M	429,025
Prospect Capital Corp.
5%, 07/15/19	500 M	519,137
Wells Fargo & Co.
4.1%, 06/03/26	810 M	818,579
		2,801,421
Insurance 3.3%
CNO Financial Group, Inc.
5.25%, 05/30/25	75 M	76,406
Kemper Corp.
4.35%, 02/15/25	800 M	816,215
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	910 M	929,747
XL Group PLC
6.5%, 10/29/49(c)	240 M	191,160
		2,013,528
Real Estate 6.8%
ARC Properties Operating Partnership LP
4.6%, 02/06/24	275 M	264,687
CBL & Associates LP
5.25%, 12/01/23	925 M	965,500
Hospitality Properties Trust
4.5%, 03/15/25	1,020 M	1,001,752
Retail Opportunity Investments Partnership LP
4%, 12/15/24	1,350 M	1,323,555
Retail Properties of America, Inc.
4%, 03/15/25	575 M	558,277
		4,113,771
Technology 7.4%
Amphenol Corp.
2.55%, 01/30/19	925 M	936,774
Ericsson LM
4.125%, 05/15/22	1,685 M	1,763,363
Fidelity National Information Services, Inc.
3.875%, 06/05/24	800 M	763,062
NXP BV
4.625%, 06/15/22(b)	65 M	64,675
QUALCOMM, Inc.
4.8%, 05/20/45	1,075 M	942,677
		4,470,551
Transportation 2.8%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,690 M	1,700,507
Total Domestic Corporate Bonds (Cost $37,759,163)		37,046,456

Bank Loans 0.2%
Basic Industry 0.1%
Performance Food Group, Inc.
6.25%, 11/14/19(d)	75 M	74,868

Technology 0.1%
Deltek, Inc.
5%, 06/25/22	45 M	44,740
Total Bank Loans (Cost $118,403)		119,608

	Shares
Institutional Money Market Funds 8.5%
State Street Institutional US Government Money Market Fund (Cost $5,147,501)	5,147,501	5,147,501
Total Investments 105.5% (Cost $64,549,901)†		64,040,453
Excess of Liabilities Over Other Assets (5.5)%		(3,330,891)
Net Assets 100.0%		$60,709,562

†

Cost for federal income tax purposes is $64,549,901. At September 30, 2015 unrealized depreciation for federal income tax purposes aggregated $509,448 of which $697,328 related to appreciated securities and $1,206,776 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2015, the market value of rule 144A securities amounted to $7,041,335 or 11.60% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at September 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.9%
Financials	17.8%
Health Care	15.5%
Consumer Staples	11.1%
Consumer Discretionary	10.2%
Industrials	10.2%
Energy	7.2%
Telecommunication Services	2.5%
Materials	1.4%
Utilities	0.8%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.8%
Wells Fargo & Co.	2.6%
Texas Instruments, Inc.	2.5%
Apple, Inc.	2.4%
Visa, Inc.	2.1%
Boeing Co.	2.1%
Cisco Systems, Inc.	2.0%
PepsiCo, Inc.	1.9%
The Travelers Cos., Inc.	1.9%
Merck & Co., Inc.	1.9%
Total of Net Assets	22.2%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at September 30, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 96.0%
Consumer Discretionary 10.2%
Bed Bath & Beyond, Inc.*	18,320	$1,044,606
Comcast Corp.	40,000	2,289,600
Lear Corp.	14,500	1,577,310
Macy’s, Inc.	25,000	1,283,000
McDonald’s Corp.	22,000	2,167,660
Nordstrom, Inc.	10,000	717,100
Omnicom Group, Inc.	22,500	1,482,750
Priceline.com, Inc.*	900	1,113,174
Time Warner, Inc.	25,000	1,718,750
TJX Cos., Inc.	40,000	2,856,800
		16,250,750
Consumer Staples 9.4%
CVS Health Corp.	30,000	2,894,400
Kraft Heinz Co.	25,000	1,764,500
McCormick & Co., Inc.	25,000	2,054,500
PepsiCo, Inc.	32,500	3,064,750
Philip Morris Int’l., Inc.	30,000	2,379,900
Procter & Gamble Co.	40,000	2,877,600
		15,035,650
Energy 7.2%
Chevron Corp.	25,000	1,972,000
EOG Resources, Inc.	24,000	1,747,200
ExxonMobil Corp.	35,000	2,602,250
Marathon Petroleum Corp.	35,000	1,621,550
Noble Energy, Inc.	50,000	1,509,000
Schlumberger Ltd.	30,000	2,069,100
		11,521,100
Financials 17.8%
ACE Ltd.	15,000	1,551,000
American Express Co.	30,000	2,223,900
CME Group, Inc.	30,000	2,782,200
Discover Financial Services	55,000	2,859,450
JPMorgan Chase & Co.	45,000	2,743,650
McGraw-Hill Financial, Inc.	30,000	2,595,000
MetLife, Inc.	40,000	1,886,000
Morgan Stanley	90,000	2,835,000
PNC Financial Services Group, Inc.	20,000	1,784,000
The Travelers Cos., Inc.	30,000	2,985,900
Wells Fargo & Co.	80,000	4,108,000
		28,354,100
Health Care 14.6%
Amgen, Inc.	20,000	2,766,400
Becton Dickinson & Co.	15,000	1,989,900
Bristol-Myers Squibb Co.	50,000	2,960,000
Eli Lilly & Co.	25,000	2,092,250
Gilead Sciences, Inc.	20,000	1,963,800
Johnson & Johnson	15,000	1,400,250
Medtronic PLC	40,000	2,677,600
Merck & Co., Inc.	60,000	2,963,400
Stryker Corp.	12,000	1,129,200
UnitedHealth Group, Inc.	15,000	1,740,150
Zoetis, Inc.	40,000	1,647,200
		23,330,150
Industrials 10.2%
Boeing Co.	25,000	3,273,750
Canadian National Railway Co.	46,200	2,622,312
General Dynamics Corp.	15,000	2,069,250
Honeywell Int’l., Inc.	30,000	2,840,700
Tyco Int’l. Plc	45,000	1,505,700
United Technologies Corp.	20,000	1,779,800
Verisk Analytics, Inc.*	30,000	2,217,300
		16,308,812
Information Technology 21.9%
Accenture PLC	28,000	2,751,280
ANSYS, Inc.*	20,000	1,762,800
Apple, Inc.	35,000	3,860,500
Check Point Software Technologies Ltd.*	35,000	2,776,550
Cisco Systems, Inc.	120,000	3,150,000
Cognizant Technology Solutions Corp.*	30,000	1,878,300
EMC Corp.	85,000	2,053,600
Google, Inc. Cl C*	3,509	2,134,946
Microsoft Corp.	99,970	4,424,672

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Seagate Technology PLC	35,000	$1,568,000
Synopsys, Inc.*	30,000	1,385,400
Texas Instruments, Inc.	80,000	3,961,600
Visa, Inc.	48,000	3,343,680
		35,051,328
Materials 1.4%
EI Du Pont de Nemours & Co.	15,000	723,000
Praxair, Inc.	15,000	1,527,900
		2,250,900
Telecommunication Services 2.5%
Rogers Communications, Inc.	35,000	1,206,800
Verizon Communications, Inc.	65,000	2,828,150
		4,034,950
Utilities 0.8%
Edison Int’l.	20,000	1,261,400
Total Domestic Common Stocks (Cost $89,266,369)		153,399,140

Foreign Stocks & ADR’s 2.6%
Netherlands 1.7%
Unilever NV ADR	67,500	2,713,500

Switzerland 0.9%
Roche Holding AG ADR	45,000	1,482,975
Total Foreign Stocks & ADR’s (Cost $4,343,605)		4,196,475

Institutional Money Market Funds 1.3%
State Street Institutional US Government Money Market Fund (Cost $2,083,412)	2,083,412	2,083,412
Total Investments 99.9% (Cost $95,693,386)†		159,679,027
Other Assets in Excess of Liabilities 0.1%		184,225
Net Assets 100.0%		$159,863,252

*	Non-income producing.

†

Cost for federal income tax purposes is $95,693,386. At September 30, 2015 unrealized appreciation for federal income tax purposes aggregated $63,985,641 of which $66,060,043 related to appreciated securities and $2,074,402 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.0%
Consumer Discretionary	18.7%
Health Care	17.5%
Information Technology	17.0%
Financials	11.7%
Energy	4.2%
Utilities	3.2%
Consumer Staples	2.4%
Materials	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	4.5%
MEDNAX, Inc.	3.7%
Waste Connections, Inc.	3.4%
Quanta Services, Inc.	3.3%
ITC Holdings Corp.	3.2%
DENTSPLY Int’l., Inc.	3.0%
LKQ Corp.	2.8%
Jarden Corp.	2.6%
ON Semiconductor Corp.	2.5%
Henry Schein, Inc.	2.5%
Total of Net Assets	31.5%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 91.8%
Consumer Discretionary 18.7%
Ascena Retail Group, Inc.*	22,440	$312,140
Bloomin’ Brands, Inc.	17,200	312,696
BorgWarner, Inc.	6,310	262,433
Coach, Inc.	5,510	159,404
Jarden Corp.*	7,995	390,796
John Wiley & Sons, Inc.	5,820	291,175
LKQ Corp.*	15,220	431,639
MDC Partners, Inc.	8,780	161,815
PVH Corp.	1,920	195,725
TRI Pointe Group, Inc.*	27,380	358,404
		2,876,227
Consumer Staples 2.4%
Flowers Foods, Inc.	14,690	363,431

Energy 4.2%
Core Laboratories NV	1,880	187,624
FMC Technologies, Inc.*	5,100	158,100
Noble Energy, Inc.	6,590	198,886
Range Resources Corp.	3,330	106,960
		651,570
Financials 8.5%
Affiliated Managers Group, Inc.*	1,350	230,837
East West Bancorp, Inc.	9,990	383,816
Invesco Ltd.	9,800	306,054
Raymond James Financial, Inc.	4,710	233,757
Signature Bank*	1,090	149,940
		1,304,404
Health Care 17.5%
Bio-Rad Laboratories, Inc.*	1,273	170,977
Bio-Techne Corp.	2,220	205,261
DENTSPLY Int’l., Inc.	9,120	461,198
Henry Schein, Inc.*	2,910	386,215
MEDNAX, Inc.*	7,420	569,782
Patterson Cos, Inc.	2,900	125,425
STERIS Corp.	4,460	289,766
Varian Medical Systems, Inc.*	3,320	244,950
Zimmer Biomet Holdings, Inc.	2,540	238,582
		2,692,156
Industrials 20.0%
Ametek, Inc.	7,020	367,287
Genesee & Wyoming, Inc.*	5,790	342,073
IHS, Inc.*	2,230	258,680
Jacobs Engineering Group, Inc.*	9,100	340,613
Knight Transportation, Inc.	6,700	160,800
Masco Corp.	11,390	286,800
Quanta Services, Inc.*	20,600	498,726
Stericycle, Inc.*	2,090	291,158
Waste Connections, Inc.	10,780	523,692
		3,069,829
Information Technology 15.7%
Dolby Laboratories, Inc.	9,530	310,678
Microchip Technology, Inc.	8,940	385,225
Nuance Communications, Inc.*	42,110	689,341
ON Semiconductor Corp.*	41,160	386,904
Open Text Corp.	5,250	234,937
Plantronics, Inc.	3,310	168,314
Skyworks Solutions, Inc.	2,730	229,893
		2,405,292
Materials 1.6%
Steel Dynamics, Inc.	13,940	239,489

Utilities 3.2%
ITC Holdings Corp.	14,660	488,764
Total Domestic Common Stocks (Cost $13,004,333)		14,091,162

Foreign Stocks & ADR’s 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $118,005)	3,490	196,592

Real Estate Investment Trusts 3.2%
Financials 3.2%
Digital Realty Trust, Inc.(a)	4,610	301,125

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Gaming and Leisure Properties, Inc.	6,640	$197,208
Total Real Estate Investment Trusts (Cost $522,026)		498,333

Institutional Money Market Funds 3.9%
State Street Institutional US Government Money Market Fund (Cost $599,310)	599,310	599,310
Total Investments 100.2% (Cost $14,243,674)†		15,385,397
Excess of Liabilities Over Other Assets (0.2)%		(31,015)
Net Assets 100.0%		$15,354,382

*	Non-income producing.
†

Cost for federal income tax purposes is $14,243,674. At September 30, 2015 unrealized appreciation for federal income tax purposes aggregated $1,141,723 of which $2,484,333 related to appreciated securities and $1,342,610 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR   - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.0%
Health Care	21.4%
Industrials	20.2%
Consumer Discretionary	14.7%
Financials	14.2%
Energy	2.3%
Materials	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	2.2%
Toro Co.	2.1%
Healthcare Services Group, Inc.	2.0%
Bloomin’ Brands, Inc.	1.9%
STERIS Corp.	1.9%
Endurance Specialty Holdings Ltd.	1.8%
QLogic Corp.	1.8%
Owens & Minor, Inc.	1.8%
Globus Medical, Inc.	1.7%
ON Semiconductor Corp.	1.7%
Total of Net Assets	18.9%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at September 30, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 91.9%
Consumer Discretionary 14.7%
American Eagle Outfitters, Inc.	42,600	$665,838
Bloomin’ Brands, Inc.	51,510	936,452
KB Home	33,200	449,860
MDC Partners, Inc.	36,334	669,636
Men’s Wearhouse, Inc.	14,100	599,532
Oxford Industries, Inc.	8,600	635,368
Penn National Gaming, Inc.*	31,680	531,590
Select Comfort Corp.*	29,770	651,368
Texas Roadhouse, Inc.	13,850	515,220
TRI Pointe Group, Inc.*	60,500	791,945
Vitamin Shoppe, Inc.*	19,930	650,515
		7,097,324
Energy 2.3%
Dril-Quip, Inc.*	5,156	300,182
Gulfport Energy Corp.*	10,600	314,608
PDC Energy, Inc.*	9,500	503,595
		1,118,385
Financials 11.2%
East West Bancorp, Inc.	18,050	693,481
Endurance Specialty Holdings Ltd.	14,600	891,038
Evercore Partners, Inc.	15,670	787,261
PRA Group, Inc.*	12,650	669,438
PrivateBancorp, Inc.	15,400	590,282
Stifel Financial Corp.*	13,500	568,350
Webster Financial Corp.	17,100	609,273
Western Alliance Bancorp*	19,700	604,987
		5,414,110
Health Care 21.4%
AngioDynamics, Inc.*	35,994	474,761
Bio-Rad Laboratories, Inc.*	4,086	548,791
Bio-Techne Corp.	6,700	619,482
Capital Senior Living Corp.*	13,700	274,685
Cynosure, Inc.*	13,600	408,544
Globus Medical, Inc.*	40,600	838,796
Greatbatch, Inc.*	9,200	519,064
Haemonetics Corp.*	21,680	700,698
ICON PLC*	9,120	647,246
Magellan Health Services, Inc.*	11,030	611,393
MedAssets, Inc.*	31,800	637,908
NuVasive, Inc.*	12,240	590,213
Omnicell, Inc.*	17,800	553,580
Owens & Minor, Inc.	26,900	859,186
Patterson Cos, Inc.	9,400	406,550
Sirona Dental Systems, Inc.*	7,360	686,982
STERIS Corp.	14,000	909,580
		10,287,459
Industrials 20.2%
Clarcor, Inc.	13,874	661,512
Clean Harbors, Inc.*	11,900	523,243
DigitalGlobe, Inc.*	13,700	260,574
Esterline Technologies Corp.*	7,960	572,244
Genesee & Wyoming, Inc.*	7,970	470,868
Healthcare Services Group, Inc.	28,000	943,600
Hub Group Inc.*	16,870	614,237
Interface, Inc.	21,200	475,728
Knight Transportation, Inc.	24,950	598,800
MYR Group, Inc.*	19,260	504,612
Regal Beloit Corp.	7,750	437,487
Ritchie Bros Auctioneers, Inc.	18,110	468,687
Swift Transportation Co.*	28,700	431,074
Team, Inc.*	15,800	507,496
Toro Co.	14,600	1,029,884
Waste Connections, Inc.	12,200	592,676
Woodward Governor Co.	15,400	626,780
		9,719,502
Information Technology 20.8%
Acxiom Corp.*	37,400	739,024
Aspen Technology, Inc.*	14,500	549,695
Bottomline Technologies de, Inc.*	25,500	637,755
CommVault Systems, Inc.*	16,700	567,132
Finisar Corp.*	43,800	487,494
j2 Global, Inc.	8,900	630,565
Microsemi Corp.*	25,200	827,064

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Nuance Communications, Inc.*	63,700	$1,042,769
ON Semiconductor Corp.*	88,100	828,140
Open Text Corp.	11,140	498,515
Plantronics, Inc.	10,090	513,076
QLogic Corp.*	85,220	873,505
Rudolph Technologies, Inc.*	51,400	639,930
Tower Semiconductor Ltd.*	51,400	661,518
Xcerra Corp.*	86,100	540,708
		10,036,890
Materials 1.3%
Berry Plastics Group, Inc.*	20,400	613,428
Total Domestic Common Stocks (Cost $40,300,706)		44,287,098

Foreign Stocks & ADR’s 1.2%
Israel 1.2%
NICE Systems Ltd. ADR (Cost $244,469)	10,130	570,623

Real Estate Investment Trusts 3.0%
Financials 3.0%
BioMed Realty Trust, Inc.(a)	39,020	779,620
Corporate Office Properties Trust(a)	32,500	683,475
Total Real Estate Investment Trusts (Cost $1,578,535)		1,463,095

Institutional Money Market Funds 4.3%
State Street Institutional US Government Money Market Fund (Cost $2,074,844)	2,074,844	2,074,844
Total Investments 100.4% (Cost $44,198,554)†		48,395,660
Excess of Liabilities Over Other Assets (0.4)%		(188,307)
Net Assets 100.0%		$48,207,353

*	Non-income producing.
†

Cost for federal income tax purposes is $44,198,554. At September 30, 2015 unrealized appreciation for federal income tax purposes aggregated $4,197,106 of which $7,456,510 related to appreciated securities and $3,259,404 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2015 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$8,169,356	$—	$—	$8,169,356
Foreign Stocks & ADRs:
Mexico	66,200	—	—	66,200
Netherlands	160,800	—	—	160,800
Switzerland	—	65,910	—	65,910
Institutional Money Market Funds	—	2,934,258	—	2,934,258
Mortgage-Backed Securities	—	4,144,652	—	4,144,652
Totals	$8,396,356	$7,144,820	$—	$15,541,176

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bond:
Bank Loans	$—	$119,608	$—	$119,608
Collateralized Mortgage Obligations	—	2,785,122	—	2,785,122
Domestic Corporate Bonds	—	37,046,456	—	37,046,456
Institutional Money Market Funds	—	5,147,501	—	5,147,501
Mortgage-Backed Securities	—	18,941,766	—	18,941,766
Totals	$—	$64,040,453	$—	$64,040,453

Common Stock:
Domestic Common Stocks	$153,399,140	$—	$—	$153,399,140
Foreign Stocks & ADRs:
Netherlands	2,713,500	—	—	2,713,500
Switzerland	—	1,482,975	—	1,482,975
Institutional Money Market Funds	—	2,083,412	—	2,083,412
Totals	$156,112,640	$3,566,387	$—	$159,679,027

Mid Cap:
Domestic Common Stocks	$14,091,162	$—	$—	$14,091,162
Foreign Stocks & ADRs	196,592	—	—	196,592
Institutional Money Market Funds	—	599,310	—	599,310
Real Estate Investment Trusts	498,333	—	—	498,333
Totals	$14,786,087	$599,310	$—	$15,385,397

Small Company:
Domestic Common Stocks	$44,287,098	$—	$—	$44,287,098
Foreign Stocks & ADRs	570,623	—	—	570,623
Institutional Money Market Funds	—	2,074,844	—	2,074,844
Real Estate Investment Trusts	1,463,095	—	—	1,463,095
Totals	$46,320,816	$2,074,844	$—	$48,395,660

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: November 24, 2015

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 24, 2015